Form N-1A Cover	Jul. 09, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Invesco Actively Managed Exchange-Traded Fund Trust
Entity Central Index Key	0001418144
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 09, 2024
Prospectus Date	Jul. 10, 2024